January 12, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Themes ETF Trust (the “Trust”)

File Nos.: 333-271700 and 811-23872

Leverage Shares 2X Short OKLO Daily ETF

Leverage Shares 2X Long CRML Daily ETF

Leverage Shares 2X Long USAR Daily ETF

Leverage Shares 2X Long UUUU Daily ETF

Leverage Shares 2X Long LAES Daily ETF

Leverage Shares 2X Long BITF Daily ETF

Leverage Shares 2X Long ALB Daily ETF

Leverage Shares 2X Long FCX Daily ETF

Leverage Shares 2X Long ONDS Daily ETF

Leverage Shares 2X Long POET Daily ETF

Leverage Shares 2X Long UAMY Daily ETF

Leverage Shares 2X Long AXP Daily ETF

Leverage Shares 2X Long UEC Daily ETF

Leverage Shares 2X Long GLW Daily ETF

Leverage Shares 2X Long GILD Daily ETF

Leverage Shares 2X Long PLUG Daily ETF

Leverage Shares 2X Long DNN Daily ETF

Leverage Shares 2X Long SLB Daily ETF

Leverage Shares 2X Long RCAT Daily ETF

Leverage Shares 2X Long DFDV Daily ETF

Leverage Shares 2X Long NMAX Daily ETF

Leverage Shares 2X Long FWDI Daily ETF

Leverage Shares 2X Long BYND Daily ETF

Leverage Shares 2X Long HIVE Daily ETF

Leverage Shares 2X Long BTBT Daily ETF

Leverage Shares 2X Long WULF Daily ETF

Leverage Shares 2X Long BTDR Daily ETF

Leverage Shares 2X Long CORZ Daily ETF

Leverage Shares 2X Long HUT Daily ETF

Leverage Shares 2X Long BTCS Daily ETF

Leverage Shares 2X Long ZS Daily ETF

Leverage Shares 2X Long CAVA Daily ETF

Leverage Shares 2X Long GAP Daily ETF

Leverage Shares 2X Long UPXI Daily ETF

Leverage Shares 2X Long SUIG Daily ETF

Leverage Shares 2X Long RR Daily ETF

Leverage Shares 2X Long XPEV Daily ETF

Leverage Shares 2X Long LI Daily ETF

Leverage Shares 2X Long SKYT Daily ETF

Leverage Shares 2X Long ORLY Daily ETF

(collectively, the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of the Funds hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post- Effective Amendment No. 91 to the Trust’s Registration Statement on Form N-1A, filed on January 9, 2026.

If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall

Karen Aspinall

KAREN A. ASPINALL ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 949.629.3928

Practus, LLP ● Karen.Aspinall@Practus.com ● Practus.com